Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of Net Segment Profit or Loss

Six Months Ended June 30, 2025 (Net segment profit or loss)

Segments	Total Revenue	Total Expenses	Operating Profit/(Loss)	Other income (expenses)	Segment Profit/(Loss)
Sponsorships	66,678	(1,022,122)	(955,444)	522,635	(432,809)
Ticketing, short-leases, store and youth league	59,062	(904,985)	(845,923)	462,934	(382,989)
Player Transfers	115,656	(1,784,011)	(1,668,355)	906,582	(761,773)
Others	32,134	(649,236)	(617,102)	251,876	(365,226)

	273,530	(4,360,354)	(4,086,824)	2,144,027	(1,942,797)

Six Months Ended June 30, 2024 (Net segment profit or loss)

Segments	Total Revenue	Total Expenses	Operating Profit/(Loss)	Other income (expenses)	Segment Profit/(Loss)
Sponsorships	148,849	(997,014)	(848,165)	60,094	(788,071)
Ticketing, short-leases, store and youth league	5,805	(42,776)	(36,971)	2,344	(34,627)
Player Transfers	249,963	(1,674,291)	(1,424,328)	100,916	(1,323,412)
Others	87,583	(611,015)	(523,432)	35,358	(488,074)

	492,200	(3,325,096)	(2,832,896)	198,712	(2,634,184)

Schedule of Segment Asset and liabilities

Segment Asset and liabilities balance as of June 30, 2025

Segment	Segment Assets	Segment Liabilities
Sponsorships	6,871,631	(9,806,111)
Ticketing, short-leases, store and youth league	6,086,749	(2,567,255)
Player Transfers	11,919,154	(5,167,184)
Others	3,311,632	(1,413,273)

	28,189,166	(18,953,823)

Segment Asset and liabilities balance as of December 31, 2024

Segment	Segment Assets	Segment Liabilities
Sponsorships	652,045	(1,543,646)
Ticketing, short-leases, store and youth league	127,603	(22,321)
Player Transfers	881,686	(171,955)
Others	3,939,049	(48,178)
Total Continuing Operations	5,600,383	(1,786,100)

Total Discontinued Operations	4,517,910	(4,513,596)
	10,118,293	(6,299,696)